REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Mar. 31, 2024
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

17. REDEEMABLE NON-CONTROLLING INTERESTS

In addition to the lease agreement Uxin Hefei entered into with HCI as described in Note 13, Uxin Hefei also entered into an equity investment agreement with HCI. Pursuant to this agreement, HCI will invest by multiple instalments in Uxin Hefei, and each instalment will be made after the lease payment made by Uxin Hefei over a 10-year period. While HCI committed to invest, details of each investment will be subject to future negotiation.

In October 2023, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year rental of RMB147.1 million into an investment for the subscription of 12.02% equity interests in Uxin Hefei. As the details of the remaining investments will be subject to future negotiation, they were not accounted for as of March 31, 2024.

The 12.02% equity interests in Uxin Hefei held by HCI are redeemable at the holders’ option when Uxin Hefei meets the performance condition or fails to meet certain conditions as stipulated in the equity investment agreement, which are not solely within the control of Uxin Hefei. As HCI’s redemption rights and Uxin Hefei’s repurchase rights in the equity investment agreement do not meet the criteria as a derivative, no bifurcation of the redemption and repurchase rights is required. Accordingly, such 12.02% equity interests in Uxin Hefei are recorded and accounted for as a whole as redeemable non-controlling interests outside of permanent equity in the Group’s Consolidated Balance Sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss of Uxin Hefei (2) the expected redemption value. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against accumulated deficit.

The change in the carrying amount of redeemable non-controlling interests for the year ended March 31, 2024 was as follows:

Redeemable non-controlling interests

Beginning balance at April 1, 2023	-
Issuance of redeemable non-controlling interests	147,090
Accretion to redemption value of redeemable non-controlling interests	2,901
Ending balance at March 31, 2024	149,991

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)